Schedule of Investments (unaudited) June 30, 2019	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.6%
Aurizon Holdings Ltd.	116,320	$440,789
Brambles Ltd.	89,802	811,679
Qantas Airways Ltd.	91,660	347,341
Sydney Airport	128,818	726,800
Transurban Group	147,945	1,530,313

		3,856,922

Brazil — 0.1%
Embraer SA, ADR	13,076	263,220

Canada — 3.3%
Bombardier Inc., Class B(a)	118,098	198,826
Canadian National Railway Co.	40,780	3,782,312
Canadian Pacific Railway Ltd.	7,940	1,874,065
SNC-Lavalin Group Inc.	9,936	201,343
Thomson Reuters Corp.	10,083	651,855
Waste Connections Inc.	14,945	1,430,740

		8,139,141

Chile — 0.1%
LATAM Airlines Group SA, ADR(b)	18,522	173,551

Denmark — 1.2%
AP Moller - Maersk A/S, Class A	164	190,674
AP Moller - Maersk A/S, Class B, NVS	378	469,587
DSV A/S	10,588	1,041,353
ISS A/S	9,041	273,272
Vestas Wind Systems A/S	11,183	967,464

		2,942,350

Finland — 0.8%
Kone OYJ, Class B	22,748	1,344,492
Metso OYJ	7,398	291,078
Wartsila OYJ Abp	25,974	377,283

		2,012,853

France — 7.6%
Aeroports de Paris	1,836	324,498
Airbus SE	32,143	4,563,844
Alstom SA	9,126	424,022
Bouygues SA	12,752	472,981
Cie. de Saint-Gobain	30,464	1,189,082
Edenred	13,452	687,217
Eiffage SA	4,109	406,821
Legrand SA	14,640	1,072,012
Safran SA	18,365	2,694,778
Schneider Electric SE	29,868	2,712,932
Teleperformance	3,298	661,765
Thales SA	5,886	728,279
Vinci SA	28,756	2,949,226

		18,887,457

Germany — 3.7%
Brenntag AG	8,640	426,137
Deutsche Lufthansa AG, Registered	13,506	231,786
Deutsche Post AG, Registered	54,759	1,802,192
GEA Group AG	9,288	264,429
MTU Aero Engines AG	2,918	696,173
OSRAM Licht AG(b)	5,551	183,070
Siemens AG, Registered	47,752	5,688,148

		9,291,935

Security	Shares	Value

Hong Kong — 0.6%
CK Hutchison Holdings Ltd.	154,520	$1,522,949

Ireland — 0.3%
Kingspan Group PLC	8,424	458,174
Ryanair Holdings PLC, ADR(a)	5,161	331,026

		789,200

Italy — 0.7%
Atlantia SpA	26,514	691,748
CNH Industrial NV	56,460	579,828
Leonardo SpA	18,234	231,425
Prysmian SpA	15,248	315,164

		1,818,165

Japan — 15.4%
AGC Inc./Japan	12,200	421,802
ANA Holdings Inc.	19,000	629,218
Central Japan Railway Co.	11,400	2,283,386
Dai Nippon Printing Co. Ltd.	16,200	345,231
Daikin Industries Ltd.	16,200	2,114,841
East Japan Railway Co.	21,600	2,020,865
FANUC Corp.	10,800	1,997,810
Hankyu Hanshin Holdings Inc.	13,800	494,412
ITOCHU Corp.	81,200	1,552,929
Japan Airlines Co. Ltd.	19,300	616,762
Kajima Corp.	32,400	444,470
Kintetsu Group Holdings Co. Ltd.	10,800	517,245
Komatsu Ltd.	54,300	1,310,377
Kubota Corp.	64,800	1,078,396
Makita Corp.	16,200	550,325
Marubeni Corp.	108,000	714,721
Mitsubishi Corp.	88,300	2,327,566
Mitsubishi Electric Corp.	125,400	1,651,593
Mitsubishi Heavy Industries Ltd.	18,400	801,136
Mitsui & Co. Ltd.	97,200	1,582,410
Nidec Corp.	15,600	2,132,077
Nippon Express Co. Ltd.	5,400	287,191
NSK Ltd.	27,000	240,579
Obayashi Corp.	43,400	427,394
Odakyu Electric Railway Co. Ltd.	17,300	423,428
Recruit Holdings Co. Ltd.	87,800	2,928,840
Secom Co. Ltd.	11,600	998,500
Shimizu Corp.	43,200	358,864
SMC Corp./Japan	3,800	1,416,800
Sumitomo Corp.	70,200	1,063,686
Taisei Corp.	12,300	446,951
Tokyu Corp.	32,400	574,684
Toppan Printing Co. Ltd.	17,600	267,087
Toshiba Corp.	30,000	934,193
TOTO Ltd.	8,600	339,642
Toyota Tsusho Corp.	13,200	400,019
West Japan Railway Co.	10,800	873,703
Yamato Holdings Co. Ltd.	23,300	473,829

		38,042,962

Mexico — 0.1%
Alfa SAB de CV, Class A	189,816	186,342

Netherlands — 0.6%
Randstad NV	7,242	398,339
Wolters Kluwer NV	15,953	1,163,070

		1,561,409

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain — 1.0%
ACS Actividades de Construccion y Servicios SA	15,625	$624,739
Aena SME SA(c)	4,216	836,846
Ferrovial SA	27,140	695,717
International Consolidated Airlines Group SA	37,766	229,221

		2,386,523

Sweden — 2.9%
Alfa Laval AB	16,794	366,716
Assa Abloy AB, Class B	55,541	1,256,500
Atlas Copco AB, Class A	36,454	1,166,126
Epiroc AB, Class A	35,400	368,872
Epiroc AB, Class B	21,751	215,630
Sandvik AB	62,640	1,151,773
Securitas AB, Class B	18,522	325,196
Skanska AB, Class B	20,874	377,290
SKF AB, Class B	21,559	396,758
Volvo AB, Class B	92,576	1,470,228

		7,095,089

Switzerland — 2.3%
ABB Ltd., Registered	108,325	2,176,499
Adecco Group AG, Registered	9,504	571,800
Geberit AG, Registered	2,054	960,640
Kuehne + Nagel International AG, Registered	2,981	443,022
Schindler Holding AG, Participation Certificates, NVS	2,430	541,578
Schindler Holding AG, Registered	972	212,544
SGS SA, Registered	292	744,825

		5,650,908

United Kingdom — 5.4%
Ashtead Group PLC	28,285	811,402
BAE Systems PLC	179,226	1,130,012
Bunzl PLC	18,618	492,148
Cobham PLC(a)	134,177	181,952
DCC PLC	5,724	511,403
easyJet PLC	15,610	189,371
Experian PLC	51,473	1,561,751
Ferguson PLC(a)	12,975	924,744
G4S PLC	86,782	229,731
IMI PLC	15,375	203,113
Intertek Group PLC	9,018	631,476
Melrose Industries PLC	270,432	622,448
RELX PLC	112,883	2,743,306
Rentokil Initial PLC	102,304	517,554
Rolls-Royce Holdings PLC	107,057	1,145,057
Smiths Group PLC	21,924	436,677
Spirax-Sarco Engineering PLC	4,122	481,852
Travis Perkins PLC	14,148	229,489
Weir Group PLC (The)	14,935	293,955

		13,337,441

United States — 52.0%
3M Co.	32,333	5,604,602
Alaska Air Group Inc.	6,972	445,581
Allegion PLC	5,188	573,533
American Airlines Group Inc.	22,344	728,638
AMETEK Inc.	12,644	1,148,581
AO Smith Corp.	7,912	373,130
Arconic Inc.	22,306	575,941
Boeing Co. (The)	29,360	10,687,334
Caterpillar Inc.	32,191	4,387,311
CH Robinson Worldwide Inc.	7,672	647,133
Cintas Corp.	4,754	1,128,077

Security	Shares	Value

United States (continued)
Copart Inc.(a)(b)	11,348	$848,150
CSX Corp.	43,204	3,342,693
Cummins Inc.	8,108	1,389,225
Deere & Co.	17,799	2,949,472
Delta Air Lines Inc.	33,493	1,900,728
Dover Corp.	8,208	822,442
Eaton Corp. PLC	23,670	1,971,238
Emerson Electric Co.	34,366	2,292,900
Equifax Inc.	6,808	920,714
Expeditors International of Washington Inc.	9,774	741,456
Fastenal Co.	31,980	1,042,228
FedEx Corp.	13,451	2,208,520
Flowserve Corp.	7,350	387,272
Fortive Corp.	16,498	1,344,917
Fortune Brands Home & Security Inc.	7,791	445,100
General Dynamics Corp.	15,211	2,765,664
General Electric Co.	489,750	5,142,375
Honeywell International Inc.	40,786	7,120,828
Huntington Ingalls Industries Inc.	2,341	526,116
IHS Markit Ltd.(a)	20,422	1,301,290
Illinois Tool Works Inc.	16,836	2,539,037
Ingersoll-Rand PLC	13,558	1,717,392
Jacobs Engineering Group Inc.	6,430	542,628
JB Hunt Transport Services Inc.	4,881	446,172
Johnson Controls International PLC	44,537	1,839,823
Kansas City Southern	5,620	684,628
L3 Technologies Inc.	4,430	1,086,103
L3Harris Technologies Inc.	6,646	1,256,958
Lockheed Martin Corp.	13,830	5,027,758
Masco Corp.	16,336	641,025
Nielsen Holdings PLC	20,219	456,949
Norfolk Southern Corp.	14,912	2,972,409
Northrop Grumman Corp.	9,512	3,073,422
PACCAR Inc.	19,392	1,389,631
Parker-Hannifin Corp.	7,188	1,222,032
Pentair PLC	8,910	331,452
Quanta Services Inc.	7,938	303,152
Raytheon Co.	15,662	2,723,309
Republic Services Inc.	12,104	1,048,691
Robert Half International Inc.	6,649	379,059
Rockwell Automation Inc.	6,643	1,088,323
Rollins Inc.	8,216	294,708
Roper Technologies Inc.	5,832	2,136,028
Snap-on Inc.	3,132	518,784
Southwest Airlines Co.	27,486	1,395,739
Stanley Black & Decker Inc.	8,564	1,238,440
Textron Inc.	13,128	696,309
TransDigm Group Inc.(a)	2,756	1,333,353
Union Pacific Corp.	39,718	6,716,711
United Continental Holdings Inc.(a)	12,426	1,087,896
United Parcel Service Inc., Class B	39,151	4,043,124
United Rentals Inc.(a)	4,432	587,816
United Technologies Corp.	45,497	5,923,709
Verisk Analytics Inc.(b)	9,164	1,342,159
Wabtec Corp.(b)	9,095	652,657
Waste Management Inc.	22,040	2,542,755
WW Grainger Inc.	2,540	681,304

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Xylem Inc./NY	10,044	$840,080

		128,564,714

Total Common Stocks — 99.7% (Cost: $262,090,357)		246,523,131

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 07/11/19)(a)	15,625	24,556

Total Rights — 0.0% (Cost: $25,648)		24,556

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(d)(e)(f)	1,810,550	1,811,455
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	252,525	252,525

		2,063,980

Total Short-Term Investments — 0.8% (Cost: $2,063,842)		2,063,980

Total Investments in Securities — 100.5% (Cost: $264,179,847)		248,611,667

Other Assets, Less Liabilities — (0.5)%		(1,305,969)

Net Assets — 100.0%		$247,305,698

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	764,975	1,045,575	1,810,550	$1,811,455	$3,349	(a)	$26	$100
BlackRock Cash Funds: Treasury, SL Agency Shares	399,619	(147,094)	252,525	252,525	2,226		—	—

				$2,063,980	$5,575		$26	$100

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Industrials ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$246,523,131	$—	$—	$246,523,131
Rights	24,556	—	—	24,556
Money Market Funds	2,063,980	—	—	2,063,980

	$248,611,667	$—	$—	$248,611,667

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

4